GMO Small Cap Quality Fund Investment Objectives and Goals - GMO Small Cap Quality Fund	Feb. 28, 2026
Prospectus [Line Items]
Risk/Return [Heading]	GMO SMALL CAP QUALITY FUND
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	Total return.